UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               --------------

Check here if Amendment [ ]    Amendment  Number:  _______
   This Amendment (Check only one):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Emigrant Bancorp, Inc.
          ----------------------
Address:  5 East 42nd Street, New York, New York  10017
          ---------------------------------------------

Form 13F File Number: 28-11281
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting  Manager:

Name:   John R. Hart
        ------------
Title:  Vice Chairman and Treasurer
        ---------------------------
Phone:  212-850-4831
        ------------

Signature, Place, and Date of Signing:

/s/ John R. Hart                 New York, New York                 May 13, 2009
----------------                 ------------------                 ------------
  [Signature]                       [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report  Summary:

     Number of Other Included Managers                  4

     Form 13F Information Table Entry Total:            7

     Form 13F Information Table Value Total:        $42,344.94
                                                    ----------
                                                    (thousands)

List of Other Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.      Form 13F File Number      Name
   ---      --------------------      ----

   1              28-11238            New York Private Bank & Trust Corporation

   2              28-11216            Emigrant Bank

   3              28-11294            Emigrant Agency, Inc.

   4              28-13079            Emigrant Portfolio Management Company, LLC

                                                      FORM 13F INFORMATION TABLE

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  Column 1            Column 2     Column 3     Column 4           Column 5          Column 6    Column 7           Column 8
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                                                                                                               VOTING AUTHORITY
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NAME OF ISSUER        TITLE OF      CUSIP        VALUE        SHRS OR    SH/  PUT/  INVESTMENT    OTHER     SOLE    SHARED    NONE
                       CLASS                    (X$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS
------------------------------------------------------------------------------------------------------------------------------------

  Brookdale Senior      Common      112463104   $ 1,782.15      352,900  SH           DEFINED      1,2       X
    Living Inc.
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Fortress Investment     Common      34958B106   $ 2,987.90    1,190,400  SH           DEFINED      1,2       X
  Group - Class A
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 Ivivi Technologies     Common      46589F108   $     5.10       23,179  SH           DEFINED      1,2       X
        Inc
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  Bank of America       Common      060505104   $ 5,861.79      859,500  SH           DEFINED   1,2,3,4      X
    Corporation
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 Molecular Insight      Common      60852M104   $ 1,424.00      400,000  SH           DEFINED      1,2       X
  Pharmaceuticals,
        Inc.
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 New York Times Inc     Common      650111107   $18,493.13    4,091,400 SH           DEFINED    1,2,3,4      X
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 New York Times Inc     Common      650111107   $11,790.87    2,608,600 SH           DEFINED       1,2       X
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